Annual Total Returns - iShares Edge MSCI Multifactor USA Index Fund (Class K) [BarChart] - Class K - iShares Edge MSCI Multifactor USA Index Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	21.09%
Annual Return 2018	(9.79%)
Annual Return 2019	26.14%